Leases - Schedule of Right-of-Use Assets Related to Leased Properties (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Schedule of Right-of-Use Assets Related to Leased Properties [Line Items]
Balance beginning	€ 10,269		€ 7,996
Additions right-of-use assets	221		3,072
Revaluation of ROU assets	455		151
Disposal of ROU assets	(9,810)
Depreciation charge for the period	(874)		(950)	€ (454)
Balance ending	261	$ 222,130	10,269	7,996
Equipment [Member]
Schedule of Right-of-Use Assets Related to Leased Properties [Line Items]
Balance beginning	56		45
Additions right-of-use assets	27		35
Revaluation of ROU assets
Disposal of ROU assets	(57)
Depreciation charge for the period	(26)		(24)
Balance ending			56	45
Properties [Member]
Schedule of Right-of-Use Assets Related to Leased Properties [Line Items]
Balance beginning	6,827		7,378
Additions right-of-use assets
Revaluation of ROU assets	455		151
Disposal of ROU assets	(6,593)
Depreciation charge for the period	(616)		(702)
Balance ending	73		6,827	7,378
Vehicles [Member]
Schedule of Right-of-Use Assets Related to Leased Properties [Line Items]
Balance beginning	498		394
Additions right-of-use assets	194		230
Revaluation of ROU assets
Disposal of ROU assets	(358)
Depreciation charge for the period	(146)		(126)
Balance ending	188		498	394
Land [Member]
Schedule of Right-of-Use Assets Related to Leased Properties [Line Items]
Balance beginning	2,888		179
Additions right-of-use assets			2,806
Revaluation of ROU assets
Disposal of ROU assets	(2,802)
Depreciation charge for the period	(86)		(98)
Balance ending			€ 2,888	€ 179